Share-Based Compensation (Changyou 2008 Share Incentive Plan, Narrative) (Details) - Changyou 2008 Share Incentive Plan [Member] - Restricted share units [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	$ 2,200	$ 80,000
Unrecognized compensation expenses	0
Fair value of restricted share units, vested	$ 0	$ 200,000	$ 100,000